LOANS (covered) (Tables) (Covered Loans)	12 Months Ended
Dec. 31, 2011
Carrying Value of Purchased Impaired and Nonimpaired Loans
The following table reflects the carrying value of all purchased impaired and nonimpaired covered loans:

	December 31, 2011			December 31, 2010
(Dollars in thousands)	Loans Accounted For Under FASB ASC Topic 310-30	Loans excluded from FASB ASC Topic 310-30 (1)	Total Purchased Loans	Loans Accounted For Under FASB ASC Topic 310-30	Loans Excluded From FASB ASC Topic 310-30 (1)	Total Purchased Loans
Commercial	$182,625	$13,267	$195,892	$295,600	$38,439	$334,039
Real estate - construction	17,120	0	17,120	42,743	0	42,743
Real estate - commercial	627,257	9,787	637,044	837,942	17,783	855,725
Real estate - residential	121,117	0	121,117	147,052	0	147,052
Installment	12,123	1,053	13,176	19,560	1,511	21,071
Home equity	4,146	60,832	64,978	7,241	66,454	73,695
Other covered loans	0	3,917	3,917	0	7,168	7,168
Total covered loans	$964,388	$88,856	$1,053,244	$1,350,138	$131,355	$1,481,493

(1) Includes loans with revolving privileges which are scoped out of FASB ASC Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method of accounting.

Covered Nonaccrual Loans

Information as to covered nonaccrual loans was as follows:

(Dollars in thousands)	2011	2010	2009
Principal balance
Nonaccrual loans
Commercial	$7,203	$16,190	$8,458
Real estate-commercial	2,192	2,074	5,745
Home equity	1,747	1,491	1,703
All other	18	0	509
Total	$11,160	$19,755	$16,415

Interest income effect
Gross amount of interest that would have been recorded under original terms	$1,020	$1,453	$1,049
Interest included in income	58	398	608
Net impact on interest income	$962	$1,055	$441

Investment in Impaired Loans
First Financial’s investment in covered impaired loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$7,203	$10,152	$0	$9,873	$47
Real estate - commercial	2,192	4,002	0	2,504	5
Home equity	1,747	2,878	0	1,559	6
All other	18	18	0	9	0
Total	$11,160	$17,050	$0	$13,945	$58

	As of December 31, 2010
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$16,190	$18,346	$0	$12,324	$316
Real estate - commercial	2,074	5,412	0	3,910	14
Installment	0	0	0	255	0
Home equity	1,491	3,137	0	1,597	68
Total	$19,755	$26,895	$0	$18,086	$398

Commercial and Consumer Credit Exposure by Risk Attribute

Covered commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$113,201	$2,506	$340,889	$456,596
Special Mention	22,468	3,597	63,880	89,945
Substandard	52,103	11,017	230,870	293,990
Doubtful	8,120	0	1,405	9,525
Total	$195,892	$17,120	$637,044	$850,056

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$121,117	$13,176	$63,231	$3,899	$201,423
Nonperforming	0	0	1,747	18	1,765
Total	$121,117	$13,176	$64,978	$3,917	$203,188

	As of December 31, 2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$225,088	$14,021	$476,140	$715,249
Special Mention	35,768	5,743	106,057	147,568
Substandard	60,090	22,979	268,651	351,720
Doubtful	13,093	0	4,877	17,970
Total	$334,039	$42,743	$855,725	$1,232,507

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$147,052	$21,071	$72,204	$7,168	$247,495
Nonperforming	0	0	1,491	0	1,491
Total	$147,052	$21,071	$73,695	$7,168	$248,986

Changes in Other Real Estate Owned

Changes in covered OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Balance at beginning of year	$35,257	$12,916	$0
Additions
Commercial	46,880	22,237	12,916
Residential	2,753	9,827	0
Total additions	49,633	32,064	12,916
Disposals
Commercial	26,693	4,744	0
Residential	7,849	4,536	0
Total disposals	34,542	9,280	0
Write-downs
Commercial	4,407	414	0
Residential	1,123	29	0
Total write-downs	5,530	443	0
Balance at end of year	$44,818	$35,257	$12,916

Loans Excluded from FASB ASC Topic 310-30
Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans
Changes in the carrying amount of accretable yield for loans accounted for under FASB ASC Topic 310-30 for the years ended December 31 were as follows:

(Dollars in thousands)	2011	2010	2009
Balance at beginning of period (1)	$509,945	$623,669	$0
Additions	0	0	691,266
Reclassification from non-accretable difference	39,079	97,808	0
Accretion	(125,524)	(139,356)	(48,673)
Other net activity (2)	(79,090)	(72,176)	(18,924)
Balance at end of period	$344,410	$509,945	$623,669

(1)   Excludes loans with revolving privileges which are scoped out of FASB Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method.
(2)   Includes the impact of loan repayments and charge-offs.

Loan Delinquency, including Nonaccrual Loans

Delinquency. Covered loan delinquency, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$73	$294	$6,490	$6,857	$6,410	$13,267	$0
Real estate - commercial	184	0	1,870	2,054	7,733	9,787	0
Installment	0	0	0	0	1,053	1,053	0
Home equity	1,344	11	1,679	3,034	57,798	60,832	0
All other	10	6	125	141	3,776	3,917	107
Total	$1,611	$311	$10,164	$12,086	$76,770	$88,856	$107

	As of December 31, 2010
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$880	$419	$13,764	$15,063	$23,376	$38,439	$0
Real estate - commercial	225	62	1,896	2,183	15,600	17,783	0
Installment	0	0	0	0	1,511	1,511	0
Home equity	656	443	1,424	2,523	63,931	66,454	0
All other	87	10	9	106	7,062	7,168	9
Total	$1,848	$934	$17,093	$19,875	$111,480	$131,355	$9